Mergers and Acquisitions - Sunoco LLC and Sunoco Retail LLC Acquisitions (Narrative) (Details) - USD ($) $ in Millions					3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2016	Aug. 21, 2015	Jul. 01, 2015	Apr. 01, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Jan. 01, 2016
Business Acquisition [Line Items]
Percentage of membership interest acquired		100.00%	100.00%
Pro forma revenues								$ 26,300
Pro forma net income (loss)								$ 88
Sunoco LLC [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired				31.58%
Percentage of membership interest acquired	49.90%			50.10%
Consideration transferred				$ 775
Equity units issued (in shares)				795,482
Pro forma revenues					$ 2,400	$ 5,500
Pro forma net income (loss)					$ 25	$ 73
Sunoco LLC [Member] | Common Units [Member]
Business Acquisition [Line Items]
Equity units issued (in shares)	5,710,922
Sunoco Limited Liability Company And Sunoco Retail Limited Liability Company [Member]
Business Acquisition [Line Items]
Consideration transferred				$ 775
Sunoco Retail LLC [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired	100.00%									100.00%
E T P Dropdown [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired										68.42%
Payments to acquire business	$ 2,200
Sunmarks Limited Liability Company [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired										100.00%
Sunoco Retail LLC [Member]
Business Acquisition [Line Items]
Pro forma revenues							$ 1,500
Pro forma net income (loss)							$ 11
6.375% Senior Notes Due 2023 [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Stated interest rate				6.375%					6.375%
6.375% Senior Notes Due 2023 [Member] | Senior Notes [Member] | Sunoco Limited Liability Company And Sunoco Retail Limited Liability Company [Member]
Business Acquisition [Line Items]
Stated interest rate				6.375%